Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$477	$470,322
Aerospace & Defense — 2.7%
Boeing Co. (The)
3.60%, 05/01/34	731	618,108
6.53%, 05/01/34	2,031	2,146,686
L3Harris Technologies Inc., 5.35%, 06/01/34	660	658,519
Lockheed Martin Corp.
4.75%, 02/15/34(a)	628	608,265
4.80%, 08/15/34	584	565,754
Northrop Grumman Corp., 4.90%, 06/01/34	743	724,113
RTX Corp., 6.10%, 03/15/34(a)	1,256	1,323,138
		6,644,583
Agriculture — 1.4%
BAT Capital Corp., 6.00%, 02/20/34	701	720,335
Bunge Ltd. Finance Corp., 4.65%, 09/17/34(a)	708	670,785
Philip Morris International Inc.
4.90%, 11/01/34	647	624,292
5.25%, 02/13/34	1,415	1,404,880
		3,420,292
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36(a)	385	332,737
Auto Manufacturers — 2.5%
American Honda Finance Corp., 4.90%, 01/10/34(a)	640	617,378
Cummins Inc., 5.15%, 02/20/34(a)	631	631,902
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	1,355	1,328,167
General Motors Financial Co. Inc.
5.45%, 09/06/34	678	656,441
5.95%, 04/04/34(a)	1,017	1,019,653
6.10%, 01/07/34	1,178	1,194,412
PACCAR Financial Corp., 5.00%, 03/22/34	303	302,619
Toyota Motor Credit Corp., 4.80%, 01/05/34(a)	637	619,428
		6,370,000
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34(a)	455	431,387
BorgWarner Inc., 5.40%, 08/15/34(a)	407	400,862
		832,249
Banks — 3.0%
Banco Santander SA, 6.35%, 03/14/34	1,015	1,040,054
Bank of Nova Scotia (The), 5.65%, 02/01/34	758	773,407
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	665	644,528
Citibank NA, 5.57%, 04/30/34	1,670	1,698,688
Goldman Sachs Capital I, 6.35%, 02/15/34	767	800,807
HSBC Bank USA NA/New York, 5.88%, 11/01/34	285	290,841
Royal Bank of Canada, 5.15%, 02/01/34	1,026	1,017,586
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	1,130	1,141,999
		7,407,910
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 5.00%, 06/15/34(a)	844	832,208
Coca-Cola Co. (The)
4.65%, 08/14/34	690	670,796
5.00%, 05/13/34	799	798,259
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	438	441,843
Keurig Dr Pepper Inc., 5.30%, 03/15/34(a)	519	517,705
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc., 4.80%, 07/17/34(a)	$579	$569,221
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	357	345,397
		4,175,429
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34(a)	435	424,855
Building Materials — 1.5%
Carrier Global Corp., 5.90%, 03/15/34	755	781,455
CRH America Finance Inc., 5.40%, 05/21/34	565	562,836
Martin Marietta Materials Inc., 5.15%, 12/01/34(a)	620	608,004
Owens Corning, 5.70%, 06/15/34(a)	651	663,261
Trane Technologies Financing Ltd., 5.10%, 06/13/34	432	427,103
Vulcan Materials Co., 5.35%, 12/01/34(a)	635	632,921
		3,675,580
Chemicals — 1.9%
Air Products and Chemicals Inc., 4.85%, 02/08/34(a)	935	913,159
CF Industries Inc., 5.15%, 03/15/34	612	592,320
Dow Chemical Co. (The)
4.25%, 10/01/34	392	355,302
5.15%, 02/15/34(a)	464	453,991
Eastman Chemical Co., 5.63%, 02/20/34	638	639,942
Huntsman International LLC, 5.70%, 10/15/34	311	294,481
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	289	318,375
LYB International Finance III LLC, 5.50%, 03/01/34(a)	633	625,825
Nutrien Ltd., 5.40%, 06/21/34(a)	517	514,139
		4,707,534
Commercial Services — 1.5%
Automatic Data Processing Inc., 4.45%, 09/09/34	815	777,756
Cornell University, 4.84%, 06/15/34	366	360,999
GXO Logistics Inc., 6.50%, 05/06/34	442	451,302
Moody's Corp., 5.00%, 08/05/34	398	389,943
PayPal Holdings Inc., 5.15%, 06/01/34	700	693,353
Quanta Services Inc., 5.25%, 08/09/34	519	505,190
Verisk Analytics Inc., 5.25%, 06/05/34	496	490,687
		3,669,230
Computers — 1.9%
Accenture Capital Inc., 4.50%, 10/04/34	1,220	1,161,200
Dell International LLC/EMC Corp., 5.40%, 04/15/34	843	837,476
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	1,631	1,591,004
IBM International Capital Pte Ltd., 4.90%, 02/05/34	821	798,596
Kyndryl Holdings Inc., 6.35%, 02/20/34(a)	393	409,224
		4,797,500
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 5.00%, 02/14/34	577	564,082
Procter & Gamble Co. (The)
4.55%, 01/29/34	657	640,899
4.55%, 10/24/34(a)	368	359,485
5.80%, 08/15/34	307	325,840
Unilever Capital Corp., 4.63%, 08/12/34	815	785,920
		2,676,226
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	414	392,884
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	1,025	980,659
5.30%, 01/19/34	510	501,650
Affiliated Managers Group Inc., 5.50%, 08/20/34	380	372,025

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Blue Owl Finance LLC, 6.25%, 04/18/34	$883	$907,367
Brookfield Finance Inc., 6.35%, 01/05/34	585	617,508
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	346	330,729
Jefferies Financial Group Inc., 6.20%, 04/14/34	1,247	1,284,823
LPL Holdings Inc., 6.00%, 05/20/34	461	471,410
Mastercard Inc., 4.88%, 05/09/34	836	823,474
Nasdaq Inc., 5.55%, 02/15/34	1,060	1,071,724
Nomura Holdings Inc., 5.78%, 07/03/34	840	851,191
TPG Operating Group II LP, 5.88%, 03/05/34	560	569,937
Voya Financial Inc., 5.00%, 09/20/34	319	303,730
		9,086,227
Electric — 10.8%
AEP Texas Inc., 5.70%, 05/15/34	325	326,051
AEP Transmission Co. LLC, 5.15%, 04/01/34	322	317,062
Appalachian Power Co., 5.65%, 04/01/34	367	367,667
Arizona Public Service Co., 5.70%, 08/15/34	390	392,956
Baltimore Gas & Electric Co., 5.30%, 06/01/34	277	276,285
Black Hills Corp., 6.15%, 05/15/34	384	398,255
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34(a)	330	326,071
Commonwealth Edison Co., 5.30%, 06/01/34	401	401,940
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	332	324,530
Consolidated Edison Co. of New York Inc.
5.38%, 05/15/34(a)	263	265,299
5.50%, 03/15/34	535	542,462
Constellation Energy Generation LLC, 6.13%, 01/15/34	421	437,578
DTE Electric Co., 5.20%, 03/01/34	328	326,570
DTE Energy Co., 5.85%, 06/01/34	746	762,354
Duke Energy Carolinas LLC, 4.85%, 01/15/34	461	446,841
Duke Energy Corp., 5.45%, 06/15/34(a)	692	690,528
Duke Energy Indiana LLC, 5.25%, 03/01/34	221	220,856
Duke Energy Progress LLC, 5.10%, 03/15/34	313	309,966
Entergy Arkansas LLC, 5.45%, 06/01/34	344	347,836
Entergy Louisiana LLC
5.15%, 09/15/34	564	552,709
5.35%, 03/15/34	414	413,338
Evergy Metro Inc., 5.40%, 04/01/34	285	285,078
Eversource Energy
5.50%, 01/01/34	521	517,011
5.95%, 07/15/34	559	572,797
Exelon Corp., 5.45%, 03/15/34	491	490,486
Florida Power & Light Co.
5.00%, 08/01/34	290	287,374
5.30%, 06/15/34	644	646,565
5.63%, 04/01/34	319	328,128
Georgia Power Co., 5.25%, 03/15/34	717	712,821
Idaho Power Co., 5.20%, 08/15/34(a)	277	275,226
Interstate Power and Light Co., 4.95%, 09/30/34	354	340,450
IPALCO Enterprises Inc., 5.75%, 04/01/34	309	309,733
MidAmerican Energy Co., 5.35%, 01/15/34	212	214,878
National Grid PLC, 5.42%, 01/11/34	634	629,818
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	316	308,009
NextEra Energy Capital Holdings Inc., 5.25%, 03/15/34	881	868,199
NSTAR Electric Co., 5.40%, 06/01/34	435	436,881
Ohio Power Co., 5.65%, 06/01/34	298	299,510
Security	Par (000)	Value
Electric (continued)
Pacific Gas and Electric Co.
5.80%, 05/15/34	$940	$930,622
6.95%, 03/15/34	644	685,569
PacifiCorp, 5.45%, 02/15/34	956	945,943
Potomac Electric Power Co., 5.20%, 03/15/34	310	307,688
PPL Capital Funding Inc., 5.25%, 09/01/34	625	613,340
PPL Electric Utilities Corp., 4.85%, 02/15/34	470	457,538
Public Service Co. of Colorado, 5.35%, 05/15/34	436	434,958
Public Service Electric & Gas Co.
4.85%, 08/01/34	516	501,181
5.20%, 03/01/34(a)	331	330,188
Public Service Enterprise Group Inc., 5.45%, 04/01/34(a)	420	416,937
Puget Sound Energy Inc., 5.33%, 06/15/34	359	356,809
Southern California Edison Co.
5.20%, 06/01/34	854	815,603
6.00%, 01/15/34	330	331,398
Southern Co. (The), 5.70%, 03/15/34	882	897,087
System Energy Resources Inc., 5.30%, 12/15/34	277	270,512
Tucson Electric Power Co., 5.20%, 09/15/34	353	347,087
Union Electric Co., 5.20%, 04/01/34	404	401,284
Virginia Electric & Power Co.
5.00%, 01/15/34	380	369,731
5.05%, 08/15/34(a)	563	547,914
Wisconsin Electric Power Co., 4.60%, 10/01/34	288	274,458
Wisconsin Power and Light Co., 5.38%, 03/30/34	187	186,397
Xcel Energy Inc., 5.50%, 03/15/34	633	627,586
		27,019,948
Electronics — 1.2%
Allegion U.S. Holding Co. Inc., 5.60%, 05/29/34	345	345,458
Amphenol Corp., 5.25%, 04/05/34	489	488,624
Arrow Electronics Inc., 5.88%, 04/10/34	414	414,680
Honeywell International Inc., 4.50%, 01/15/34	862	822,140
Keysight Technologies Inc., 4.95%, 10/15/34	469	449,650
TD SYNNEX Corp., 6.10%, 04/12/34	503	516,571
		3,037,123
Environmental Control — 1.1%
Republic Services Inc.
5.00%, 04/01/34	661	647,768
5.20%, 11/15/34	424	421,463
Waste Connections Inc., 5.00%, 03/01/34	579	565,421
Waste Management Inc., 4.88%, 02/15/34(a)	1,044	1,025,366
		2,660,018
Food — 2.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.75%, 03/15/34	1,230	1,308,627
Kroger Co. (The), 5.00%, 09/15/34	1,832	1,778,063
McCormick & Co. Inc./MD, 4.70%, 10/15/34	437	412,922
Mondelez International Inc., 4.75%, 08/28/34(a)	408	390,881
Pilgrim's Pride Corp., 6.88%, 05/15/34	414	442,645
Sysco Corp., 6.00%, 01/17/34	407	426,487
The Campbell's Co., 5.40%, 03/21/34(a)	815	811,236
Tyson Foods Inc.
4.88%, 08/15/34(a)	361	342,623
5.70%, 03/15/34	777	782,292
		6,695,776
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	297	295,916
NiSource Inc., 5.35%, 04/01/34(a)	535	530,837

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co., 5.05%, 09/01/34	$509	$496,290
Southern Co. Gas Capital Corp., 4.95%, 09/15/34	406	390,533
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	251	249,320
		1,962,896
Health Care - Products — 1.6%
Agilent Technologies Inc., 4.75%, 09/09/34	511	487,239
Smith & Nephew PLC, 5.40%, 03/20/34	524	522,286
Solventum Corp., 5.60%, 03/23/34	1,314	1,312,487
Stryker Corp., 4.63%, 09/11/34(a)	619	591,141
Thermo Fisher Scientific Inc., 5.20%, 01/31/34(a)	427	427,958
Zimmer Biomet Holdings Inc., 5.20%, 09/15/34	569	558,293
		3,899,404
Health Care - Services — 4.3%
Adventist Health System/West, 5.76%, 12/01/34	364	366,731
Cigna Group (The), 5.25%, 02/15/34(a)	1,010	993,051
CommonSpirit Health, 5.32%, 12/01/34	585	579,580
Elevance Health Inc.
5.38%, 06/15/34	852	847,960
5.95%, 12/15/34	284	294,526
HCA Inc.
5.45%, 09/15/34	1,050	1,027,334
5.60%, 04/01/34	1,061	1,051,813
Humana Inc., 5.95%, 03/15/34(a)	669	678,735
ICON Investments Six DAC, 6.00%, 05/08/34	415	419,294
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	705	668,474
Quest Diagnostics Inc., 5.00%, 12/15/34	719	696,754
UnitedHealth Group Inc.
5.00%, 04/15/34	1,029	1,006,823
5.15%, 07/15/34	1,660	1,641,074
Universal Health Services Inc., 5.05%, 10/15/34	405	377,679
		10,649,828
Holding Companies - Diversified — 0.6%
Blackstone Private Credit Fund, 6.00%, 11/22/34(b)	630	612,816
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	823	800,637
		1,413,453
Home Builders — 0.2%
DR Horton Inc., 5.00%, 10/15/34(a)	579	560,403
Home Furnishings — 0.1%
Whirlpool Corp., 5.75%, 03/01/34	264	256,811
Insurance — 4.3%
Aon North America Inc., 5.45%, 03/01/34	1,403	1,408,351
Arch Capital Group Ltd., 7.35%, 05/01/34(a)	273	307,678
Arthur J Gallagher & Co.
5.45%, 07/15/34	429	427,356
6.50%, 02/15/34	335	358,799
Athene Holding Ltd., 5.88%, 01/15/34	519	524,829
Brown & Brown Inc., 5.65%, 06/11/34	505	504,027
Chubb INA Holdings LLC, 5.00%, 03/15/34	1,309	1,289,588
Cincinnati Financial Corp., 6.13%, 11/01/34	314	326,718
CNA Financial Corp., 5.13%, 02/15/34	425	414,231
CNO Financial Group Inc., 6.45%, 06/15/34(a)	537	554,422
Corebridge Financial Inc., 5.75%, 01/15/34(a)	624	634,943
F&G Annuities & Life Inc., 6.25%, 10/04/34	401	393,376
First American Financial Corp., 5.45%, 09/30/34	360	345,656
Globe Life Inc., 5.85%, 09/15/34(a)	385	387,561
Lincoln National Corp., 5.85%, 03/15/34	257	261,262
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc., 5.15%, 03/15/34(a)	$484	$480,678
MetLife Inc.
5.30%, 12/15/34(a)	624	620,663
6.38%, 06/15/34	638	685,638
Old Republic International Corp., 5.75%, 03/28/34	347	348,387
Reinsurance Group of America Inc., 5.75%, 09/15/34	528	532,424
		10,806,587
Internet — 2.2%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	575	534,147
Amazon.com Inc., 4.80%, 12/05/34	1,109	1,098,786
Meta Platforms Inc., 4.75%, 08/15/34	2,048	2,000,288
Netflix Inc., 4.90%, 08/15/34	849	835,044
Uber Technologies Inc., 4.80%, 09/15/34	1,205	1,154,589
		5,622,854
Iron & Steel — 0.6%
ArcelorMittal SA, 6.00%, 06/17/34	427	432,844
Steel Dynamics Inc., 5.38%, 08/15/34	516	512,091
Vale Overseas Ltd., 8.25%, 01/17/34	479	561,210
		1,506,145
Lodging — 0.8%
Choice Hotels International Inc., 5.85%, 08/01/34(a)	523	520,611
Hyatt Hotels Corp., 5.50%, 06/30/34	304	300,643
Las Vegas Sands Corp., 6.20%, 08/15/34	409	410,656
Marriott International Inc./MD, 5.30%, 05/15/34	827	819,548
		2,051,458
Machinery — 1.2%
AGCO Corp., 5.80%, 03/21/34(a)	614	615,228
Ingersoll Rand Inc., 5.45%, 06/15/34(a)	636	638,068
John Deere Capital Corp.
5.10%, 04/11/34(a)	802	800,743
Series 1, 5.05%, 06/12/34	690	686,777
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	389	393,647
		3,134,463
Manufacturing — 0.1%
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	389	359,081
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	1,236	1,264,714
6.65%, 02/01/34	738	759,493
Comcast Corp.
4.20%, 08/15/34	819	750,624
5.30%, 06/01/34(a)	1,050	1,046,440
Walt Disney Co. (The), 6.20%, 12/15/34	810	879,034
		4,700,305
Mining — 0.6%
Freeport-McMoRan Inc., 5.40%, 11/14/34(a)	605	596,329
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	806	806,246
		1,402,575
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	470	464,772
Oil & Gas — 4.8%
BP Capital Markets America Inc.
4.99%, 04/10/34	894	870,474
5.23%, 11/17/34	1,571	1,548,631

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd., 5.40%, 12/15/34(b)	$644	$623,024
Coterra Energy Inc., 5.60%, 03/15/34	425	423,313
Devon Energy Corp., 5.20%, 09/15/34	1,051	997,032
Diamondback Energy Inc., 5.40%, 04/18/34	1,058	1,043,275
EQT Corp., 5.75%, 02/01/34(a)	609	609,656
Helmerich & Payne Inc., 5.50%, 12/01/34(a)(b)	455	430,524
Occidental Petroleum Corp., 5.55%, 10/01/34(a)	1,009	981,848
Ovintiv Inc., 6.50%, 08/15/34	509	528,460
Phillips 66, 4.65%, 11/15/34	830	775,108
Suncor Energy Inc., 5.95%, 12/01/34	442	448,261
TotalEnergies Capital SA
4.72%, 09/10/34(a)	631	607,500
5.15%, 04/05/34	1,040	1,034,228
Woodside Finance Ltd., 5.10%, 09/12/34	1,015	969,061
		11,890,395
Oil & Gas Services — 0.1%
Schlumberger Investment SA, 5.00%, 06/01/34	390	381,874
Packaging & Containers — 0.8%
Berry Global Inc., 5.65%, 01/15/34(a)(b)	642	648,720
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	795	793,367
Sonoco Products Co., 5.00%, 09/01/34(a)	562	532,757
		1,974,844
Pharmaceuticals — 5.9%
AbbVie Inc., 5.05%, 03/15/34	2,459	2,440,581
Astrazeneca Finance LLC, 5.00%, 02/26/34	1,208	1,194,357
Becton Dickinson & Co., 5.11%, 02/08/34	451	445,487
Bristol-Myers Squibb Co., 5.20%, 02/22/34(a)	2,054	2,054,146
Cardinal Health Inc.
5.35%, 11/15/34	813	803,360
5.45%, 02/15/34	462	461,288
Cencora Inc., 5.13%, 02/15/34(a)	436	427,683
CVS Health Corp., 5.70%, 06/01/34(a)	1,029	1,027,449
Eli Lilly & Co.
4.60%, 08/14/34	1,009	971,393
4.70%, 02/09/34	1,285	1,246,551
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34(a)	436	448,281
Johnson & Johnson, 4.95%, 06/01/34(a)	712	715,070
Novartis Capital Corp., 4.20%, 09/18/34	893	831,186
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	910	906,106
Wyeth LLC, 6.50%, 02/01/34	622	678,546
		14,651,484
Pipelines — 6.7%
Boardwalk Pipelines LP, 5.63%, 08/01/34	488	484,810
Cheniere Energy Inc., 5.65%, 04/15/34	1,177	1,175,121
Cheniere Energy Partners LP, 5.75%, 08/15/34	880	884,590
Enbridge Inc., 5.63%, 04/05/34(a)	1,004	1,006,320
Energy Transfer LP
5.55%, 05/15/34	1,040	1,031,610
5.60%, 09/01/34	1,013	1,008,188
EnLink Midstream LLC, 5.65%, 09/01/34	421	420,247
Enterprise Products Operating LLC
4.85%, 01/31/34	849	822,540
Series H, 6.65%, 10/15/34	296	323,078
Kinder Morgan Inc.
5.30%, 12/01/34	617	599,180
5.40%, 02/01/34	830	817,762
MPLX LP, 5.50%, 06/01/34	1,343	1,326,752
ONEOK Inc., 5.05%, 11/01/34	1,348	1,290,355
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	$536	$536,669
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	1,067	1,037,607
Targa Resources Corp., 6.50%, 03/30/34	849	899,649
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,081	1,009,348
5.60%, 03/31/34	238	236,978
Western Midstream Operating LP, 5.45%, 11/15/34(a)	693	673,349
Williams Companies Inc. (The), 5.15%, 03/15/34	1,095	1,064,567
		16,648,720
Real Estate — 0.3%
CBRE Services Inc., 5.95%, 08/15/34	831	854,289
Real Estate Investment Trusts — 6.9%
Agree LP, 5.63%, 06/15/34	369	370,326
Alexandria Real Estate Equities Inc., 2.95%, 03/15/34	641	526,827
American Assets Trust LP, 6.15%, 10/01/34	422	418,424
American Homes 4 Rent LP
5.50%, 02/01/34(a)	424	420,729
5.50%, 07/15/34	507	501,340
American Tower Corp., 5.45%, 02/15/34	579	580,579
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	396	381,046
AvalonBay Communities Inc., 5.35%, 06/01/34(a)	307	308,833
Boston Properties LP, 6.50%, 01/15/34(a)	612	639,753
Brixmor Operating Partnership LP, 5.50%, 02/15/34	358	356,293
Camden Property Trust, 4.90%, 01/15/34(a)	337	327,300
Cousins Properties LP, 5.88%, 10/01/34(a)	405	407,279
Crown Castle Inc.
5.20%, 09/01/34	510	496,167
5.80%, 03/01/34	679	690,680
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	604	604,708
ERP Operating LP, 4.65%, 09/15/34	512	485,304
Essex Portfolio LP, 5.50%, 04/01/34(a)	441	442,074
Extra Space Storage LP, 5.40%, 02/01/34(a)	470	465,922
GLP Capital LP/GLP Financing II Inc., 5.63%, 09/15/34	640	628,654
Highwoods Realty LP, 7.65%, 02/01/34	277	306,752
Host Hotels & Resorts LP, 5.70%, 07/01/34	526	521,498
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	327	260,894
Kimco Realty OP LLC, 6.40%, 03/01/34	420	446,354
Kite Realty Group LP, 5.50%, 03/01/34(a)	283	280,840
Mid-America Apartments LP, 5.00%, 03/15/34	290	282,376
NNN REIT Inc., 5.50%, 06/15/34	389	387,713
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	286	286,744
Prologis LP
5.00%, 03/15/34	713	697,997
5.13%, 01/15/34(a)	605	596,800
Realty Income Corp., 5.13%, 02/15/34(a)	686	673,172
Regency Centers LP, 5.25%, 01/15/34	370	365,175
Safehold GL Holdings LLC, 6.10%, 04/01/34	256	261,161
Simon Property Group LP
4.75%, 09/26/34	822	778,596
6.25%, 01/15/34(a)	387	410,526
UDR Inc.
3.10%, 11/01/34	227	185,031
5.13%, 09/01/34	290	280,588

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP, 5.63%, 07/01/34(a)	$401	$403,696
VICI Properties LP, 5.75%, 04/01/34(a)	433	434,775
WP Carey Inc., 5.38%, 06/30/34	358	353,650
		17,266,576
Retail — 1.8%
AutoZone Inc., 5.40%, 07/15/34(a)	601	599,399
Ferguson Enterprises Inc., 5.00%, 10/03/34	595	571,367
Home Depot Inc. (The), 4.95%, 06/25/34	1,413	1,391,977
McDonald's Corp., 5.20%, 05/17/34(a)	406	409,989
O'Reilly Automotive Inc., 5.00%, 08/19/34	410	397,434
Starbucks Corp., 5.00%, 02/15/34	448	440,782
Target Corp., 4.50%, 09/15/34	656	622,758
		4,433,706
Semiconductors — 2.3%
Analog Devices Inc., 5.05%, 04/01/34	466	464,667
Broadcom Inc.
3.47%, 04/15/34(b)	2,709	2,341,047
4.80%, 10/15/34	1,451	1,389,020
Intel Corp., 5.15%, 02/21/34(a)	753	724,980
KLA Corp., 4.70%, 02/01/34(a)	412	398,553
Texas Instruments Inc., 4.85%, 02/08/34	519	511,098
		5,829,365
Software — 3.1%
Adobe Inc., 4.95%, 04/04/34	657	652,595
AppLovin Corp., 5.50%, 12/01/34	829	824,186
Atlassian Corp., 5.50%, 05/15/34	390	392,455
Cadence Design Systems Inc., 4.70%, 09/10/34	861	824,251
Fiserv Inc.
5.15%, 08/12/34	678	663,648
5.45%, 03/15/34	697	696,810
Oracle Corp.
4.30%, 07/08/34	1,464	1,344,503
4.70%, 09/27/34	1,450	1,368,802
Roper Technologies Inc., 4.90%, 10/15/34(a)	833	801,678
Take-Two Interactive Software Inc., 5.60%, 06/12/34	277	278,655
		7,847,583
Telecommunications — 4.0%
AT&T Inc., 5.40%, 02/15/34	2,220	2,231,792
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34(a)	594	577,665
Cisco Systems Inc., 5.05%, 02/26/34	2,033	2,030,360
Motorola Solutions Inc., 5.40%, 04/15/34(a)	761	760,705
Rogers Communications Inc., 5.30%, 02/15/34	1,046	1,015,384
T-Mobile USA Inc.
5.15%, 04/15/34(a)	1,009	991,705
5.75%, 01/15/34	875	897,266
Verizon Communications Inc., 4.40%, 11/01/34(a)	1,566	1,454,615
		9,959,492
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 6.05%, 05/14/34(a)	395	398,738
Security	Par (000)	Value
Transportation — 1.2%
Canadian National Railway Co.
4.38%, 09/18/34	$629	$591,750
6.25%, 08/01/34	430	466,473
FedEx Corp., 4.90%, 01/15/34	424	409,082
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	491	409,205
Norfolk Southern Corp., 5.55%, 03/15/34(a)	365	373,221
United Parcel Service Inc., 5.15%, 05/22/34(a)	800	796,794
		3,046,525
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	456	474,783
6.90%, 05/01/34	286	314,593
		789,376
Water — 0.4%
American Water Capital Corp., 5.15%, 03/01/34	572	566,647
Essential Utilities Inc., 5.38%, 01/15/34	372	368,342
		934,989
Total Long-Term Investments — 97.9% (Cost: $247,570,762)		244,195,414
	Shares
Short-Term Securities
Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	39,902,714	39,922,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	1,340,000	1,340,000
Total Short-Term Securities — 16.5% (Cost: $41,263,952)		41,262,665
Total Investments — 114.4% (Cost: $288,834,714)		285,458,079
Liabilities in Excess of Other Assets — (14.4)%		(35,993,509)
Net Assets — 100.0%		$249,464,570

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,206,783	$20,720,127 (a)	$—	$(1,935)	$(2,310)	$39,922,665	39,902,714	$17,673 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	940,000	400,000 (a)	—	—	—	1,340,000	1,340,000	7,574	—
				$(1,935)	$(2,310)	$41,262,665		$25,247	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$244,195,414	$—	$244,195,414
Short-Term Securities
Money Market Funds	41,262,665	—	—	41,262,665
	$41,262,665	$244,195,414	$—	$285,458,079

Portfolio Abbreviation
REIT	Real Estate Investment Trust